                              VARIFUND(R) ANNUITY

                        [LOGO OF VARIFUND APPEARS HERE]

VARIABLE SUB-ACCOUNT PERFORMANCE                Average Annual Total Returns For
Single Premium Variable Annuity                 Periods Ending June 30, 1999
                                                Assuming Contract Continues


                                                                                  One       Three        Five       Ten
Portfolio Type              Portfolio                                  YTD        Year       Year        Year       Year
-----------------------------------------------------------------------------------------------------------------------------
Equity Portfolios           Alger American Growth                     15.16%     33.23%     30.07%      28.28%     20.71%
                            Alger American Leveraged AllCap           24.62%     55.41%     31.64%        N/A        N/A
                            Alger American MidCap Growth              12.08%     20.29%     18.65%      23.58%       N/A
                            Alger American Small Capitalization       12.50%     13.84%     10.48%      18.05%     15.94%
                            Berger Small Company Growth               14.87%      2.91%      8.99%        N/A        N/A
                            CLASF Capital                             11.34%     14.66%     16.56%      19.47%       N/A
                            CLASF Value Equity                         7.21%      2.95%     12.08%      12.71%       N/A
                            Dreyfus Capital Appreciation               6.72%     14.25%     24.65%      24.26%       N/A
                            Dreyfus Growth & Income                   10.27%     14.93%     12.37%      20.55%       N/A
                            Dreyfus Socially Responsible              11.95%     21.44%     25.92%      23.80%       N/A
                            Fidelty VIP II Contrafund                 10.44%     22.06%     24.34%        N/A        N/A
                            Fidelty VIP Growth                        13.58%     32.01%     25.01%      25.78%     15.15%
                            Montgomery Growth                         18.30%     11.41%     18.61%        N/A        N/A
                            Fidelty VIP II Index 500                  11.23%     20.65%     26.75%      25.65%       N/A
                            Fidelty VIP III Growth Opportunities       5.70%     17.44%     22.58%        N/A        N/A
                            Seligman Frontier                        (6.74)%   (15.86)%      1.80%        N/A        N/A
                            -------------------------------------------------------------------------------------------------
International               Berger-IPT International                   5.47%      4.72%       N/A         N/A        N/A
                            CLASF International Equity                10.84%     10.24%     10.24%        N/A        N/A
                            Fidelty VIP Overseas                       7.32%      3.58%     11.08%      9.12%       8.97%
                            Montgomery Emerging Markets               30.30%      9.20%    (7.63)%        N/A        N/A
                            -------------------------------------------------------------------------------------------------
Specialty Portfolio         Seligman Communications & Information     20.06%     43.77%     29.50%        N/A        N/A
                            -------------------------------------------------------------------------------------------------
Balanced                    CLASF Managed                              2.25%      2.26%      8.02%      9.55%        N/A
                            Fidelity VIP II Asset Manager              4.49%      9.18%     14.83%     12.62%        N/A
                            -------------------------------------------------------------------------------------------------
Fixed Income Portfolios     CLASF Bond                               (4.11)%      0.51%      4.39%      5.39%        N/A
                            Fidelty VIP High Income                    7.17%    (2.89)%      7.31%      9.16%      9.76%
                            -------------------------------------------------------------------------------------------------
Money Market                CLASF Money Market                         1.29%      2.87%      3.18%      3.17%        N/A


                                                                       Since           Fund
                                                                       Fund         Inception
Portfolio Type              Portfolio                                Inception         Date
----------------------------------------------------------------------------------------------------
Equity Portfolios           Alger American Growth                      20.85%        01/08/89
                            Alger American Leveraged AllCap            39.32%        01/25/95
                            Alger American MidCap Growth               22.06%        05/03/93
                            Alger American Small Capitalization        17.59%        09/20/88
                            Berger Small Company Growth                10.13%        05/01/96
                            CLASF Capital                              15.40%        04/23/93
                            CLASF Value Equity                          9.91%        12/04/89
                            Dreyfus Capital Appreciation               19.32%        03/31/93
                            Dreyfus Growth & Income                    19.50%        05/02/94
                            Dreyfus Socially Responsible               21.59%        10/07/93
                            Fidelty VIP II Contrafund                  26.22%        01/03/95
                            Fidelty VIP Growth                         16.17%        10/09/96
                            Montgomery Growth                          21.32%        02/09/96
                            Fidelty VIP II Index 500                   19.75%        08/27/92
                            Fidelty VIP III Growth Opportunities       22.95%        01/03/95
                            Seligman Frontier                          12.62%        10/11/94
                            ------------------------------------------------------------------------
International               Berger-IPT International                    7.57%        05/01/97
                            CLASF International Equity                 11.35%        04/24/95
                            Fidelty VIP Overseas                        7.33%        01/26/87
                            Montgomery Emerging Markets               (5.41)%        02/02/96
                            ------------------------------------------------------------------------
Specialty Portfolio         Seligman Communications & Information      25.75%        10/11/94
                            ------------------------------------------------------------------------
Balanced                    CLASF Managed                               8.09%        12/04/89
                            Fidelity VIP II Asset Manager              11.24%        09/06/89
                            ------------------------------------------------------------------------
Fixed Income Portfolios     CLASF Bond                                  5.59%        12/04/89
                            Fidelty VIP High Income                     9.69%        09/19/85
                            ------------------------------------------------------------------------
Money Market                CLASF Money Market                          2.96%        12/04/89

CLASF Money Market Portfolio current yield (annualized yield for a seven day period ended June 30, 1999) is 4.23% VariFund Fixed Account 1 year rate was 4.50% as of July 1, 1999. The performance data quoted is after the deduction of all fees and charges, except for possible surrender charges. For performance figures after deduction of all fees and charges, including the maximum possible surrender charge, please see the reverse side. Performance data represents past performance and is not a guarantee of future results. Investment returns and principal value may fluctuate so that an investor's shares, when redeemed, may be more or less than his or her original cost. Performance figures for portfolios with inception dates prior to December 4, 1989 reflect performance if VariFund existed at the inception of those portfolios. Contact your registered representative or call Canada Life Insurance Company of New York, Ardslay, NY at
(914) 893-2300 for a prospectus containing full details including information on fees and charges. Please read the prospectus carefully before investing or sending money.
Date of first use May 31, 1999

                              VARIFUND(R) ANNUITY

VARIABLE SUB-ACCOUNT PERFORMANCE                Average Annual Total Returns For
Single Premium Variable Annually                Periods Ending June 30, 1998
                                                Assuming Contract Is Surrendered
                                                At End Of Period

                                                                                                              Since      Sub-Account
                                                                     One       Three       Five      Ten     Sub-Acct     Inception
Portfolio Type     Portfolio                              YTD        Year       Year       Year      Year    Inception      Date

------------------------------------------------------------------------------------------------------------------------------------
Equity Portfolios  Alger American Growth                 9.76 %      27.83 %      29.17 %     N/A      N/A     26.91 %     05/01/96
                   Alger American Leveraged AllCap      19.22 %      50.01 %      30.77 %     N/A      N/A     27.95 %     05/01/96
                   Alger American MidCap Growth          6.68 %      14.89 %      17.58 %     N/A      N/A     15.16 %     05/01/96
                   Alger American Small Capitalization   7.10 %       8.44 %       9.23 %     N/A      N/A      7.39 %     05/01/96
                   Berger Small Company Growth           9.47 %      (2.49)%         N/A      N/A      N/A     (4.36)%     05/01/98
                   CLASF Capital                         5.94 %       9.26 %      15.45 %  19.20 %     N/A     (5.31)%     05/01/93
                   CLASF Value Equity                    1.81 %      (2.45)%      10.87 %  12.37 %     N/A      9.91 %     12/04/89
                   Dreyfus Capital Appreciation          1.32 %       8.85 %         N/A      N/A      N/A     10.71 %     05/01/98
                   Dreyfus Growth & Income               4.87 %       9.53 %      11.17 %     N/A      N/A     12.26 %     05/01/96
                   Dreyfus Socially Responsible          6.55 %      16.04 %      24.97 %     N/A      N/A     23.71 %     05/01/96
                   Fidelity VIP II Contrafund            5.04 %      16.66 %         N/A      N/A      N/A     16.82 %     05/01/98
                   Fidelity VIP Growth                   8.18 %      26.61 %      24.05 %  25.57 %     N/A     22.74 %     05/01/94
                   Montgomery Growth                    12.90 %       6.01 %         N/A      N/A      N/A     18.07 %     05/01/97
                   Fidelity VIP II Index 500             5.83 %      15.25 %      25.81 %     N/A      N/A     25.39 %     05/01/96
                   Fidelity VIP III Growth Opportunities 0.30 %      12.04 %         N/A      N/A      N/A     11.66 %     05/01/98
                   Seligman Frontier                   (12.14)%     (21.28)%       0.33 %     N/A      N/A      9.61 %     05/01/95

                   -----------------------------------------------------------------------------------------------------------------
International      Berger-IPT International              0.07 %      (0.68)%         N/A      N/A      N/A      5.64 %     05/01/97
                   CLASF International Equity            5.44 %       4.84 %       8.71 %     N/A      N/A     10.77 %     05/01/95
                   Fidelity VIP Overseas                 1.92 %      (1.62)%       9.85 %   8.73 %     N/A      7.89 %     05/01/94
                   Montgomery Emerging Markets          24.90 %       3.80 %      (9.42)%     N/A      N/A     (8.35)%     05/01/98

                   -----------------------------------------------------------------------------------------------------------------
Speciality         Seligman Communications &
Portfolio          Information                          14.66 %      38.37 %      28.60 %     N/A      N/A     23.37 %     05/01/95

                   -----------------------------------------------------------------------------------------------------------------
Balanced           CLASF Managed                        (3.15)%      (3.14)%       6.72 %   9.17 %     N/A      8.09 %     12/04/89
                   Fidelity VIP II Asset Manager        (0.91)%       3.78 %      13.68 %  12.28 %     N/A     11.41 %     05/01/94

                   -----------------------------------------------------------------------------------------------------------------
Fixed Income       CLASF Bond                           (9.51)%      (4.89)%       2.99 %   4.95 %     N/A      5.59 %     12/04/89
                   Fidelity VIP High Income              1.77 %      (8.29)%       5.99 %   8.80 %     N/A      8.40 %     05/01/94

                   -----------------------------------------------------------------------------------------------------------------
Money Market       CLASF Money Market                   (4.11)%      (2.53)%       1.75 %   2.69 %     N/A      2.96 %     12/04/89

The above figures are SEC required "standardized" performance returns which include the deduction of all fees and charges, including the maximum possible sales charge. These figures may not be applicable to your contract, since you may not have to pay these early withdrawal charges. Please see the prospectus for more details. CLASF refers to Canada Life of America Series Fund, Inc. Fidelity VIP and Fidelity VIP II refer to Fidelity Investments Variable Insurance Products Fund and Fidelity Variable Insurance Products Fund(R).

Annuities are not deposits of, or guaranteed by a depository institution. They are not insured by FDIC or any federal agency, and as such are subject to investment risk including possible loss of principal invested. The FIXED account portions of a variable annuity (NOT the separate accounts) are tracked by the issuing insurance company.

Variable Annuity Contract Issued By: Canada Life Insurance Company of New York, 410 Saw Mill River Road, Ardsley, NY 10502 and distributed by its affiliate Canada Life of American Financial Services, Inc. 6701 Powers Ferry Road, N.W. Atlanta GA 30039.